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[LOGO OF VEDDERPRICE]                  VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                                       222 NORTH LASALLE STREET
                                       CHICAGO, ILLINOIS 60601
                                       312-609-7500
                                       FACSIMILE: 312-609-5005

RENEE M. HARDT                         OFFICES IN CHICAGO, NEW YORK CITY AND
312-609-7616                           ROSELAND, NEW JERSEY
rhardt@vedderprice.com

                                                       April 28, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: Wilshire Variable Insurance Trust Post-Effective Amendment No. 20 under the Securities Act of 1933 and No. 21 under the Investment Company Act of 1940; File Nos. 333-15881 and 811-07917

To the Commission:

     Wilshire Variable Insurance Trust (the "Fund") is transmitting electronically for filing pursuant to the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"), the Fund's Post-Effective Amendment No. 20 to its Registration Statement on Form N-1A (Post-Effective Amendment No. 21 under the 1940 Act), including exhibits, marked to show changes from the Fund's previously filed Post-Effective Amendment to its Registration Statement.

     This Amendment is being filed pursuant to the conditions and requirements of Rule 485(b) under the 1933 Act for the purpose of updating the Fund's financial statements and making certain other non-material changes. This Amendment is intended to become effective on May 1, 2006.

     Pursuant to the requirements of paragraph (b)(4) of Rule 485 under the 1933 Act, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective under paragraph (b) of Rule 485. Please contact the undersigned at (312) 609-7616 if you have any questions.

                                                  Very truly yours,

                                                  /s/ Renee M. Hardt
                                                  -----------------------------
                                                  Renee M. Hardt

RMH/ser
Enclosures